Income Taxes - Expected Expiry Dates of NOL's (Details) - United States $ in Thousands	Dec. 31, 2019 USD ($)
Federal NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, not subject to expiration	$ 1,363
Net operating loss carryforwards	22,150
Federal NOL's | 2022-2035
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	18,866
Federal NOL's | 2037
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	1,921
State NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, not subject to expiration	49
Net operating loss carryforwards	45,035
State NOL's | 2022-2035
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	44,986
State NOL's | 2037
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	$ 0